Employee Benefit Plans - Schedule of Defined Benefit Plan Net Periodic Benefit Cost Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest crediting rate	4.25%	1.50%
Retirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.57%	3.03%	2.76%
Rate of compensation increase	5.60%	5.60%	5.60%
Expected long-term return on plan assets	6.14%	5.87%	7.50%
Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.56%	3.02%